Related parties transactions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Total Remuneration Recorded for Members of the Board of Directors and Executive Committee

The following table sets forth the total remuneration recorded for members of the Board of Directors and Executive Committee:

	Year ended December 31,
in USD ‘000	2017	2016
Short-term employee benefits (including base and variable cash remuneration)	3,403	1,890
Post-employment benefits	135	(18)
Share-based payments	6,451	1,614
Total	9,989	3,486